Cash and cash equivalents	12 Months Ended
Mar. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents	Note 7 — Cash and cash equivalents

	As of March 31,
	2023	2022
Cash at bank	9,352,538	21,756

Cash and cash equivalents for the purposes of the consolidated statement of cash flows are as above. There are no cash equivalents as of March 31, 2023 and 2022.